Financial instruments	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Financial instruments
14.	Financial instruments:

(a)	Fair value:

The carrying values of cash and cash equivalents, short-term investments, accounts receivable and accounts payable and accrued liabilities approximate their fair values because of their short term to maturity. As of June 30, 2013, the fair value of the Company’s long-term debt is $2,671,593,000 (December 31, 2012 - $2,641,016,000). As of June 30, 2013, the fair value of the Company’s other long-term liabilities is $601,687,000 (December 31, 2012 - $631,041,000). The fair value of long-term debt and other long-term liabilities are estimated based on expected interest and principal repayments, discounted by forward rates plus a margin appropriate to the credit risk of the Company.

The Company’s interest rate derivative financial instruments are re-measured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.

(b)	Interest rate derivative financial instruments:

As of June 30, 2013, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of June 30, 2013	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017	(2)
5.1750%	607,149	663,399	July 16, 2012	July 15, 2016
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	194,000	200,000	June 23, 2010	December 23, 2021	(2)
5.0275%	111,000	158,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021	(2) (3)
5.2000%	90,240	96,000	December 18, 2006	October 2, 2015
5.4975%	59,700	59,700	July 31, 2012	July 31, 2019
5.1700%	24,000	55,500	April 30, 2007	May 29, 2020
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.
(3)

The Company has entered into a swaption agreement with a bank (Swaption Counterparty A) whereby Swaption Counterparty A has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration date of February 26, 2021. If Swaption Counterparty A exercises the swaption, the underlying swap effectively will offset the Company’s 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

In addition to the swaps listed above, the Company has entered into swaption agreements with a bank (Swaption Counterparty B) whereby Swaption Counterparty B has the option to require the Company to enter into interest rate swaps, by February 28, 2017, to pay LIBOR and receive a fixed rate of 1.183% and to pay 0.5% and receive LIBOR, respectively. The notional amounts of the underlying swaps are each $200,000,000 with an effective date of March 2, 2017 and an expiration date of March 2, 2027.

The swaption agreements with Swaption Counterparty B are subject to a master netting agreement but are each recorded at the gross amount on the balance sheet. At June 30, 2013, these swaptions had asset and liability values of $52,143,000 and $41,764,000, respectively (December 31, 2012 - asset of $41,031,000 and liability of $30,547,000).

Counterparties to the derivative financial instruments are major financial institutions. Due to the nature of the counterparties and the fact that the instruments were primarily in favor of counterparties at June 30, 2013, the risk of credit loss related to these counterparties is considered to be immaterial at June 30, 2013.

(b)	Interest rate derivative financial instruments (continued):

The following provides information about the Company’s interest rate derivatives:

Fair value of asset and liability derivatives:

	June 30, 2013	December 31, 2012

Fair value of financial instruments asset	$52,143	$41,031
Fair value of financial instruments liability	485,995	606,740

The following table provides information about losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012

Gain/(Loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$71,193	$(82,084)	$68,527	$(86,760)

Loss reclassified from AOCL to net earnings(1)
Interest expense	(1,384)	(2,194)	(2,963)	(4,736)
Depreciation and amortization	(219)	(218)	(442)	(384)

(1)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

The estimated amount of AOCL expected to be reclassified to net earnings within the next 12 months is approximately $5,724,000.

(c)	Foreign exchange derivative instruments:

We are exposed to market risk from foreign currency fluctuations. We have entered into foreign currency forward contracts to manage foreign currency fluctuations. At June 30, 2013, the notional amount of the foreign exchange forward contracts is $14,600,000 (December 31, 2012 - $7,000,000) and the fair value liability is $505,000 (December 31, 2012 - $12,000).